STOCK OPTIONS AND WARRANTS (Details Narrative) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023	Sep. 30, 2024
Equity [Abstract]
Unrecognized compensation	$ 0	$ 0	$ 0	$ 0
Options issued and vested	24,000	32,000	40,000
Weighted average exercise price	$ 0.01	$ 0.01	$ 0.01